FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Future consideration payable to Champion sellers		$ 86.4
Recurring | Level 1
Assets:
Investments held in rabbi trusts	3.4	4.3
Recurring | Level 2
Assets:
Foreign currency forward contracts	75.5	20.2
Liabilities:
Foreign currency forward contracts	27.9	14.2
Interest rate swap contracts	24.2
Recurring | Level 3
Assets:
Contingent consideration	0.3
Liabilities:
Contingent consideration obligations	1.6	16.4
Future consideration payable to Champion sellers		86.4
Carrying Amount | Recurring
Assets:
Investments held in rabbi trusts	3.4	4.3
Foreign currency forward contracts	75.5	20.2
Contingent consideration	0.3
Liabilities:
Foreign currency forward contracts	27.9	14.2
Interest rate swap contracts	24.2
Contingent consideration obligations	1.6	16.4
Future consideration payable to Champion sellers		$ 86.4